Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Fair value disclosures
Senior secured term notes	$ 122,729
Senior subordinated secured term loan		139,584
Community development district obligations	9,680	10,681	8,187
Financial instruments
Assets and liabilities measured at fair value on a recurring and nonrecurring basis	0	0	0
Nonfinancial Assets
Fair value of certain nonfinancial assets after recognition of impairment charges		17,600
Impairment charges recognized	0	11,422
Land held for sale
Nonfinancial Assets
Impairment charges recognized		9,966
Investment in amenities
Nonfinancial Assets
Impairment charges recognized		1,456
Nonrecurring basis | Level 3 | Land held for sale
Nonfinancial Assets
Fair value of certain nonfinancial assets after recognition of impairment charges		14,263
Impairment charges recognized	0	9,966
Nonrecurring basis | Level 3 | Investment in amenities
Nonfinancial Assets
Fair value of certain nonfinancial assets after recognition of impairment charges		3,328
Impairment charges recognized	0	1,456
Carrying Value
Fair value disclosures
Senior secured term notes	122,729
Senior subordinated secured term loan		139,584
Community development district obligations	9,680	10,681	8,187
Estimated Fair Value
Fair value disclosures
Senior secured term notes	125,000
Senior subordinated secured term loan		150,818
Community development district obligations	$ 12,937	$ 14,238	$ 9,648